Investments (Tables) - EBP 6.0	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,434,789,053	$879,054,878
General Dynamics Corporation common stock	4,620,991,283	2,004,631,509
Investments in other equity securities	1,949,909,396	1,183,247,789
Registered investment companies	159,953,112	78,722,221
Interest bearing cash	59,218,212	29,048,723
Overnight deposit accounts	19,860,221	12,112,260
Collective trusts	16,240,201,229	8,969,671,448
Fixed-income securities:
US government	57,127,990	28,673,782
Mortgage and asset-backed	29,403,943	14,758,480
Foreign government	5,131,051	2,575,386
Corporate debt	34,127,949	17,129,561
Total investments, at fair value	24,610,713,439	13,219,626,037
Investments, at contract value
Synthetic GICs	1,881,240,870	827,986,143
Non-interest bearing accounts	1,154,463	558,475
Net pending trades payables and interest receivable	(2,793,266)	(1,598,621)
Net assets of Master Trust	$26,490,315,506	$14,046,572,034
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,184,207,393	$703,824,268
General Dynamics Corporation common stock	3,946,210,540	1,664,880,060
Investments in other equity securities	2,147,981,194	1,295,096,232
Registered investment companies	217,045,032	115,414,165
Interest bearing cash	54,350,752	25,716,322
Overnight deposit accounts	26,917,938	16,084,165
Collective trusts	13,497,262,839	7,296,913,569
Fixed-income securities:
US government	116,145,461	66,114,979
Mortgage and asset-backed	62,918,508	35,815,914
Foreign government	6,170,183	3,512,333
Corporate debt	86,561,840	49,274,713
Total investments, at fair value	21,345,771,680	11,272,646,720
Investments, at contract value
Synthetic GICs	2,067,192,778	917,691,161
Non-interest bearing accounts	1,297,855	580,512
Net pending trades payables and interest receivable	(10,794,865)	(6,076,464)
Net assets of Master Trust	$23,403,467,448	$12,184,841,929
The following table presents the changes in net assets of the Master Trust for the year ended December 31, 2025:

Investment income:
Net appreciation in fair value of investments	$3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002

Net transfers	(989,205,944)

Net increase	3,086,848,058

Net assets:
Beginning of year	23,403,467,448
End of year	$26,490,315,506

Schedule of Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2025:
Participant-directed brokerage accounts	$1,434,789,053	$1,389,462,938	$45,326,115	$—
General Dynamics Corporation common stock	4,620,991,283	4,620,991,283	—	—
Investments in other equity securities	1,949,909,396	1,949,909,396	—	—
Registered investment companies	159,953,112	114,989,654	44,963,458	—
Interest bearing cash	59,218,212	59,218,212	—	—
Overnight deposit accounts	19,860,221	19,860,221	—	—
Collective trusts	16,240,201,229	—	16,240,201,229	—
Fixed-income securities:
US government	57,127,990	—	57,127,990	—
Mortgage and asset-backed	29,403,943	—	29,403,943	—
Foreign government	5,131,051	—	5,131,051	—
Corporate debt	34,127,949	—	34,127,949
Total investments, at fair value	$24,610,713,439	$8,154,431,704	$16,456,281,735	$—

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2024:
Participant-directed brokerage accounts	$1,184,207,393	$1,145,578,367	$38,629,026	$—
General Dynamics Corporation common stock	3,946,210,540	3,946,210,540	—	—
Investments in other equity securities	2,147,981,194	2,147,981,194	—	—
Registered investment companies	217,045,032	116,926,263	100,118,769	—
Interest bearing cash	54,350,752	54,350,752	—	—
Overnight deposit accounts	26,917,938	26,917,938	—	—
Collective trusts	13,497,262,839	—	13,497,262,839	—
Fixed-income securities:
US government	116,145,461	—	116,145,461	—
Mortgage and asset-backed	62,918,508	—	62,918,508	—
Foreign government	6,170,183	—	6,170,183	—
Corporate debt	86,561,840		86,561,840
Total investments, at fair value	$21,345,771,680	$7,437,965,054	$13,907,806,626	$—